Taxes - Income tax - Deferred tax assets and liabilities by type - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 198	€ 660	€ 151
Unrecognized deferred tax assets, income statement	1	450	(62)
Total, income statement	(197)	(210)	(213)
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	25	132	69
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	26	38	(95)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	105	456	231
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 42	€ 34	€ (54)